Earnings Per Share (Computations Of Basic And Diluted Earnings Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income for the computation of basic and diluted earnings per share	$ 1,046,630	$ 1,178,730	$ 810,447
Weighted average ordinary shares outstanding - basic	185,514,370	203,850,828	175,912,662
Basic earnings per share	$ 5.64	$ 5.78	$ 4.61
Weighted average ordinary shares outstanding - diluted	189,682,036	206,224,135	178,684,989
Diluted earnings per share	$ 5.52	$ 5.72	$ 4.54